Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Segment Country	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Venezuela	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Buildings and related leasehold improvements	Dec. 31, 2012 Minimum Equipment	Dec. 31, 2012 Maximum M	Dec. 31, 2012 Maximum Buildings and related leasehold improvements	Dec. 31, 2012 Maximum Equipment	May 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	May 31, 2008 Preferred B shares
Accounting Policies [Line Items]
Percentage of total shares acquired											100.00%	99.40%	100.00%
Number of reportable segments	2
Number of countries in which entity operates	100
Equity method investment, percentage					20.00%			50.00%
Cost method investment, percentage	20.00%
Percentage of foreign currency devaluation				32.00%
Foreign currency exchange transaction (losses)/gains, net	$ (16)	$ (9)	$ 135	$ 12
Impairment in other expense	6
Cash equivalents original maturity period								3
Property, plant and equipment estimated useful life						25 years	3 years		50 years	10 years
Advertising and marketing expenses	18	20	20
Stock-based compensation expense	$ 33	$ 26	$ 18